Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 93,700		$ 93,700		€ 61,200
Unrealized Gain (Loss) on Derivatives	3,000	$ 1,300	1,200	$ 2,600
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 53,900		$ 53,900